COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Apr. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Other Commitments
The minimum rental commitments under the facility lease at April 30, 2017 is summarized as follows:

Year ending April 30,
2018	$80,213
2019	80,213
2020	80,213
2021	66,844
Total minimum lease payments	$307,483